SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax effect of net operating losses carried forward	$ 92,851	$ 15,445,085	$ 3,968,729
Valuation allowance	(92,851)	(15,445,085)	(3,968,729)
Deferred tax assets, net